Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	The Prudential Investment Portfolios, Inc.
Entity Central Index Key	0000949512
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
PGIM BALANCED FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class A
Trading Symbol	PIBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class A	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 1,024,833,026
Holdings Count | Holding	1,954
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 1,024,833,026
Number of fund holdings	1,954
Portfolio turnover rate for the period	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Banks	6.9%
U.S. Treasury Obligations	5.5%
U.S. Government Agency Obligations	4.9%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	3.7%
Software	3.4%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.4%
Aerospace & Defense	2.3%
Residential Mortgage-Backed Securities	2.0%
Machinery	1.8%
Financial Services	1.8%
Biotechnology	1.6%
Insurance	1.6%
Health Care Providers & Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.5%
Automobiles	1.5%
Broadline Retail	1.4%
Electric	1.3%
Diversified Telecommunication Services	1.2%
IT Services	1.2%
Electronic Equipment, Instruments & Components	1.2%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Affiliated Exchange-Traded Fund - Fixed Income	1.0%
Home Equity Loans	0.9%
Sovereign Bonds	0.9%
Pipelines	0.8%
Electrical Equipment	0.8%
Specialty Retail	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Oil & Gas	0.7%
Chemicals	0.7%
Food Products	0.7%
Telecommunications	0.7%
Electric Utilities	0.7%
Consumer Loans	0.6%
Media	0.6%
Hotels, Restaurants & Leisure	0.6%
Communications Equipment	0.6%
Automobile Components	0.6%
Industrial REITs	0.5%
Auto Manufacturers	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM BALANCED FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class C
Trading Symbol	PABCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class C	$91	1.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%
Net Assets	$ 1,024,833,026
Holdings Count | Holding	1,954
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 1,024,833,026
Number of fund holdings	1,954
Portfolio turnover rate for the period	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Banks	6.9%
U.S. Treasury Obligations	5.5%
U.S. Government Agency Obligations	4.9%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	3.7%
Software	3.4%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.4%
Aerospace & Defense	2.3%
Residential Mortgage-Backed Securities	2.0%
Machinery	1.8%
Financial Services	1.8%
Biotechnology	1.6%
Insurance	1.6%
Health Care Providers & Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.5%
Automobiles	1.5%
Broadline Retail	1.4%
Electric	1.3%
Diversified Telecommunication Services	1.2%
IT Services	1.2%
Electronic Equipment, Instruments & Components	1.2%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Affiliated Exchange-Traded Fund - Fixed Income	1.0%
Home Equity Loans	0.9%
Sovereign Bonds	0.9%
Pipelines	0.8%
Electrical Equipment	0.8%
Specialty Retail	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Oil & Gas	0.7%
Chemicals	0.7%
Food Products	0.7%
Telecommunications	0.7%
Electric Utilities	0.7%
Consumer Loans	0.6%
Media	0.6%
Hotels, Restaurants & Leisure	0.6%
Communications Equipment	0.6%
Automobile Components	0.6%
Industrial REITs	0.5%
Auto Manufacturers	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM BALANCED FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class R
Trading Symbol	PALRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of the PGIM Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R	$74	1.47%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
Net Assets	$ 1,024,833,026
Holdings Count | Holding	1,954
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 1,024,833,026
Number of fund holdings	1,954
Portfolio turnover rate for the period	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Banks	6.9%
U.S. Treasury Obligations	5.5%
U.S. Government Agency Obligations	4.9%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	3.7%
Software	3.4%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.4%
Aerospace & Defense	2.3%
Residential Mortgage-Backed Securities	2.0%
Machinery	1.8%
Financial Services	1.8%
Biotechnology	1.6%
Insurance	1.6%
Health Care Providers & Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.5%
Automobiles	1.5%
Broadline Retail	1.4%
Electric	1.3%
Diversified Telecommunication Services	1.2%
IT Services	1.2%
Electronic Equipment, Instruments & Components	1.2%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Affiliated Exchange-Traded Fund - Fixed Income	1.0%
Home Equity Loans	0.9%
Sovereign Bonds	0.9%
Pipelines	0.8%
Electrical Equipment	0.8%
Specialty Retail	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Oil & Gas	0.7%
Chemicals	0.7%
Food Products	0.7%
Telecommunications	0.7%
Electric Utilities	0.7%
Consumer Loans	0.6%
Media	0.6%
Hotels, Restaurants & Leisure	0.6%
Communications Equipment	0.6%
Automobile Components	0.6%
Industrial REITs	0.5%
Auto Manufacturers	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM BALANCED FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class Z
Trading Symbol	PABFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class Z	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 1,024,833,026
Holdings Count | Holding	1,954
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 1,024,833,026
Number of fund holdings	1,954
Portfolio turnover rate for the period	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Banks	6.9%
U.S. Treasury Obligations	5.5%
U.S. Government Agency Obligations	4.9%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	3.7%
Software	3.4%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.4%
Aerospace & Defense	2.3%
Residential Mortgage-Backed Securities	2.0%
Machinery	1.8%
Financial Services	1.8%
Biotechnology	1.6%
Insurance	1.6%
Health Care Providers & Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.5%
Automobiles	1.5%
Broadline Retail	1.4%
Electric	1.3%
Diversified Telecommunication Services	1.2%
IT Services	1.2%
Electronic Equipment, Instruments & Components	1.2%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Affiliated Exchange-Traded Fund - Fixed Income	1.0%
Home Equity Loans	0.9%
Sovereign Bonds	0.9%
Pipelines	0.8%
Electrical Equipment	0.8%
Specialty Retail	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Oil & Gas	0.7%
Chemicals	0.7%
Food Products	0.7%
Telecommunications	0.7%
Electric Utilities	0.7%
Consumer Loans	0.6%
Media	0.6%
Hotels, Restaurants & Leisure	0.6%
Communications Equipment	0.6%
Automobile Components	0.6%
Industrial REITs	0.5%
Auto Manufacturers	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM BALANCED FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Balanced Fund
Class Name	Class R6
Trading Symbol	PIBQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Balanced Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Balanced Fund—Class R6	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,024,833,026
Holdings Count | Holding	1,954
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 1,024,833,026
Number of fund holdings	1,954
Portfolio turnover rate for the period	59%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	7.8%
Banks	6.9%
U.S. Treasury Obligations	5.5%
U.S. Government Agency Obligations	4.9%
Collateralized Loan Obligations	4.1%
Commercial Mortgage-Backed Securities	4.0%
Interactive Media & Services	3.9%
Technology Hardware, Storage & Peripherals	3.7%
Software	3.4%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.5%
Capital Markets	2.4%
Aerospace & Defense	2.3%
Residential Mortgage-Backed Securities	2.0%
Machinery	1.8%
Financial Services	1.8%
Biotechnology	1.6%
Insurance	1.6%
Health Care Providers & Services	1.6%
Affiliated Mutual Fund - Short-Term Investment (0.0% represents investments purchased with collateral from securities on loan)	1.5%
Automobiles	1.5%
Broadline Retail	1.4%
Electric	1.3%
Diversified Telecommunication Services	1.2%
IT Services	1.2%
Electronic Equipment, Instruments & Components	1.2%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.0%
Industry Classification	% of Net Assets
Affiliated Exchange-Traded Fund - Fixed Income	1.0%
Home Equity Loans	0.9%
Sovereign Bonds	0.9%
Pipelines	0.8%
Electrical Equipment	0.8%
Specialty Retail	0.7%
Real Estate Investment Trusts (REITs)	0.7%
Oil & Gas	0.7%
Chemicals	0.7%
Food Products	0.7%
Telecommunications	0.7%
Electric Utilities	0.7%
Consumer Loans	0.6%
Media	0.6%
Hotels, Restaurants & Leisure	0.6%
Communications Equipment	0.6%
Automobile Components	0.6%
Industrial REITs	0.5%
Auto Manufacturers	0.5%
Others*	10.3%
Options Purchased	0.0%**
Options Written	(0.0)%**
99.7%
Other assets in excess of liabilities	0.3%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets
**	Less than 0.05%

PGIM JENNISON FOCUSED VALUE FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class A
Trading Symbol	PJIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class A	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 292,332,491
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 292,332,491
Number of fund holdings	36
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Semiconductors & Semiconductor Equipment	10.8%
Oil, Gas & Consumable Fuels	10.5%
Multi-Utilities	8.0%
Pharmaceuticals	6.3%
Interactive Media & Services	6.0%
Aerospace & Defense	5.4%
Machinery	4.8%
Consumer Staples Distribution & Retail	4.5%
Household Durables	3.5%
Broadline Retail	3.5%
Electrical Equipment	2.9%
Insurance	2.8%
Building Products	2.7%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	2.7%
Industrial Conglomerates	2.4%
Automobiles	2.3%
Ground Transportation	2.1%
Capital Markets	2.1%
Biotechnology	2.1%
Technology Hardware, Storage & Peripherals	1.7%
Chemicals	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM JENNISON FOCUSED VALUE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class C
Trading Symbol	PJGCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class C	$115	2.25%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.25%
Net Assets	$ 292,332,491
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 292,332,491
Number of fund holdings	36
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Semiconductors & Semiconductor Equipment	10.8%
Oil, Gas & Consumable Fuels	10.5%
Multi-Utilities	8.0%
Pharmaceuticals	6.3%
Interactive Media & Services	6.0%
Aerospace & Defense	5.4%
Machinery	4.8%
Consumer Staples Distribution & Retail	4.5%
Household Durables	3.5%
Broadline Retail	3.5%
Electrical Equipment	2.9%
Insurance	2.8%
Building Products	2.7%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	2.7%
Industrial Conglomerates	2.4%
Automobiles	2.3%
Ground Transportation	2.1%
Capital Markets	2.1%
Biotechnology	2.1%
Technology Hardware, Storage & Peripherals	1.7%
Chemicals	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM JENNISON FOCUSED VALUE FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class R
Trading Symbol	PJORX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of the PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R	$79	1.53%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.53%
Net Assets	$ 292,332,491
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 292,332,491
Number of fund holdings	36
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Semiconductors & Semiconductor Equipment	10.8%
Oil, Gas & Consumable Fuels	10.5%
Multi-Utilities	8.0%
Pharmaceuticals	6.3%
Interactive Media & Services	6.0%
Aerospace & Defense	5.4%
Machinery	4.8%
Consumer Staples Distribution & Retail	4.5%
Household Durables	3.5%
Broadline Retail	3.5%
Electrical Equipment	2.9%
Insurance	2.8%
Building Products	2.7%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	2.7%
Industrial Conglomerates	2.4%
Automobiles	2.3%
Ground Transportation	2.1%
Capital Markets	2.1%
Biotechnology	2.1%
Technology Hardware, Storage & Peripherals	1.7%
Chemicals	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM JENNISON FOCUSED VALUE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class Z
Trading Symbol	PJGZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class Z	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 292,332,491
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 292,332,491
Number of fund holdings	36
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Semiconductors & Semiconductor Equipment	10.8%
Oil, Gas & Consumable Fuels	10.5%
Multi-Utilities	8.0%
Pharmaceuticals	6.3%
Interactive Media & Services	6.0%
Aerospace & Defense	5.4%
Machinery	4.8%
Consumer Staples Distribution & Retail	4.5%
Household Durables	3.5%
Broadline Retail	3.5%
Electrical Equipment	2.9%
Insurance	2.8%
Building Products	2.7%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	2.7%
Industrial Conglomerates	2.4%
Automobiles	2.3%
Ground Transportation	2.1%
Capital Markets	2.1%
Biotechnology	2.1%
Technology Hardware, Storage & Peripherals	1.7%
Chemicals	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM JENNISON FOCUSED VALUE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value Fund
Class Name	Class R6
Trading Symbol	PJOQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Jennison Focused Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value Fund—Class R6	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 292,332,491
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 292,332,491
Number of fund holdings	36
Portfolio turnover rate for the period	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Banks	11.8%
Semiconductors & Semiconductor Equipment	10.8%
Oil, Gas & Consumable Fuels	10.5%
Multi-Utilities	8.0%
Pharmaceuticals	6.3%
Interactive Media & Services	6.0%
Aerospace & Defense	5.4%
Machinery	4.8%
Consumer Staples Distribution & Retail	4.5%
Household Durables	3.5%
Broadline Retail	3.5%
Electrical Equipment	2.9%
Insurance	2.8%
Building Products	2.7%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment	2.7%
Industrial Conglomerates	2.4%
Automobiles	2.3%
Ground Transportation	2.1%
Capital Markets	2.1%
Biotechnology	2.1%
Technology Hardware, Storage & Peripherals	1.7%
Chemicals	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

PGIM JENNISON GROWTH FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class A
Trading Symbol	PJFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of the PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class A	$45	0.96%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.96%
Net Assets	$ 7,565,081,888
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM JENNISON GROWTH FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class C
Trading Symbol	PJFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of the PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class C	$80	1.69%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.69%
Net Assets	$ 7,565,081,888
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM JENNISON GROWTH FUND - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R
Trading Symbol	PJGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R shares of the PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R	$57	1.21%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.21%
Net Assets	$ 7,565,081,888
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM JENNISON GROWTH FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class Z
Trading Symbol	PJFZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of the PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class Z	$33	0.70%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.70%
Net Assets	$ 7,565,081,888
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM JENNISON GROWTH FUND - CLASS R2
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R2
Trading Symbol	PJFOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of the PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R2	$52	1.10%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%
Net Assets	$ 7,565,081,888
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM JENNISON GROWTH FUND - CLASS R4
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R4
Trading Symbol	PJFPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of the PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R4	$40	0.85%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.85%
Net Assets	$ 7,565,081,888
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM JENNISON GROWTH FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Growth Fund
Class Name	Class R6
Trading Symbol	PJFQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of the PGIM Jennison Growth Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Growth Fund—Class R6	$27	0.58%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.58%
Net Assets	$ 7,565,081,888
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 7,565,081,888
Number of fund holdings	47
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	21.2%
Interactive Media & Services	11.8%
Software	11.5%
Broadline Retail	8.3%
Technology Hardware, Storage & Peripherals	6.3%
Aerospace & Defense	5.0%
Entertainment	4.8%
Pharmaceuticals	4.8%
Financial Services	4.3%
Consumer Staples Distribution & Retail	4.1%
Automobiles	3.7%
IT Services	2.9%
Health Care Equipment & Supplies	2.3%
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	1.9%
Electric Utilities	1.6%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.6%
Electronic Equipment, Instruments & Components	1.2%
Capital Markets	1.2%
Biotechnology	1.1%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%